UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2002.

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins       Baltimore, Maryland    August 14, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 93,140

List of Other Included Managers: NONE



                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BIOCRYST PHARMACEUTICALS       COMM STK         09058V103      872  219300 SH        SOLE          61000        0    158300
BOSTON SCIENTIFIC CORP.        COMM STK         101137107    14571  604100 SH        SOLE         202100        0    402000
COBIZ INC.                     COMM STK         190897108       61    4500 SH        SOLE              0        0      4500
EMISPERE TECHNOLOGIES          COMM STK         291345106     2356   73900 SH        SOLE          21200        0     52700
FISERV INC.                    COMM STK         337738108    18684  441400 SH        SOLE         202400        0    239000
GANNETT CO., INC.              COMM STK         364730101     7328  109000 SH        SOLE          19000        0     90000
HEWLETT-PACKARD COMPANY        COMM STK         428236103     7703  375000 SH        SOLE              0        0    375000
ICN PHARMACEUTICALS INC.       COMM STK         448924100     9896  295400 SH        SOLE          85300        0    210100
ICOS CORP.                     COMM STK         449295104     2089   36350 SH        SOLE           9800        0     26550
INTERSIL HOLDINGS CORP.        COMM STK         46069S109    12035  371800 SH        SOLE         342600        0     29200
PAXSON COMMUNICATIONS          COMM STK         704231109     5428  519400 SH        SOLE         200800        0    318600
QUALCOMM FINL TR I             COMM STK         747525103     7571  150000 SH        SOLE              0        0    150000
REMEDYTEMP                     COMM STK         759549108      534   37800 SH        SOLE           2800        0     35000
SERONO SA ADR                  ADR              81752M101     1622   73100 SH        SOLE          20700        0     52400
SIMPLEX SOLUTIONS INC.         COMM STK         828854109     2390  144600 SH        SOLE          65600        0     79000








